CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 26,943	$ 16,142
Restricted deposit	501	904
Short-term bank deposits	11,050	15,250
Available-for-sale marketable securities	11,518	26,470
Trade receivables, net (net of allowance for credit losses of $22,392 and $25,306 on June 30, 2025 and December 31, 2024 , respectively)	20,135	16,482
Other receivables and prepaid expenses	8,641	6,317
Inventories	8,505	8,611
Total current assets	87,293	90,176
NON-CURRENT ASSETS:
Severance pay fund	243	464
Restricted deposit	329	279
Available-for-sale marketable securities	21,672	0
Operating lease right-of-use assets	6,091	6,741
Other assets	552	2,151
Property and equipment, net	6,039	7,692
Intangible assets, net	0	305
Goodwill	31,833	31,833
Total non-current assets	66,759	49,465
Total assets	154,052	139,641
CURRENT LIABILITIES:
Trade payables	924	946
Employees and payroll accruals	8,780	8,208
Deferred revenues	20,647	17,054
Short-term operating lease liabilities	484	562
Other payables and accrued expenses	10,996	9,200
Total current liabilities	41,831	35,970
LONG-TERM LIABILITIES:
Deferred revenues	6,079	7,136
Long-term operating lease liabilities	5,611	5,807
Accrued severance pay	814	946
Convertible debt	0	39,973
Total long-term liabilities	12,504	53,862
SHAREHOLDERS' EQUITY	99,717	49,809
Total liabilities and shareholders' equity	$ 154,052	$ 139,641